Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	34 Months Ended	60 Months Ended	65 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000258641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.29%	11.24%
C000258642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%			15.29%	12.76%
C000236355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%		10.15%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	7.37%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%			15.34%	12.87%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%		8.18%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	18.88%	12.87%
Russell 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.73%			15.66%	13.33%